Accounts Payable and Accrued and Other Current Liabilities - Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade	$ 85	$ 171
Accrual for capital expenditures	65	235
Royalty Payable	71	71
Due to Affiliate	43	118
Other	14	43
Accounts payable	$ 278	$ 638